Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)
Goodwill [Line Items]
Beginning balance	$ 1,976,851
Foreign exchange	100,006
Reduction during the period	(2,402)	[1]
Ending balance	2,074,455
Merchant Solutions
Goodwill [Line Items]
Beginning balance	637,446	[2]
Foreign exchange	0	[2]
Reduction during the period	(2,402)	[1],[2]
Ending balance	635,044	[2]
Digital Wallet
Goodwill [Line Items]
Beginning balance	1,339,405	[3]
Foreign exchange	100,006	[3]
Reduction during the period	0	[1],[2]
Ending balance	$ 1,439,411	[3]

[1]	Reductions to goodwill within the Merchant Solutions segment relate to the sale of the direct marketing payment processing business line (See Note 10). Goodwill was allocated using a fair value allocation methodology which considered an income and market approach (a Level 3 measurement) as well as the fair value consideration of the disposed business (a Level 2 measurement).
[2]	Accumulated impairment loss was $1,159,145 as of June 30, 2025 and December 31, 2024 within the Merchant Solutions segment.
[3]	Accumulated impairment loss was $723,042 as of June 30, 2025 and December 31, 2024 within the Digital Wallets segment.